UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for: Wells Fargo CoreBuilder Shares-Series M

Date of reporting period: December 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Annual Report

December 31, 2016

Wells Fargo Managed Account

∎	Wells Fargo Managed Account CoreBuilder® Shares – Series M

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The views expressed and any forward-looking statements are as of December 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 2016

	Inception date	1 year	5 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	(0.75)	5.48	7.29
Bloomberg Barclays Municipal Bond Index[1]	–	0.25	3.28	4.35

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	3

Growth of $10,000 investment as of December 31, 2016[2]

[1]	The Bloomberg Barclays Municipal Bond Index (formerly known as Barclays Municipal Bond Index) is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The chart compares the performance of the Fund since inception with the Bloomberg Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[4]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

4	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

∎	The Fund underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index, for the 12-month period that ended December 31, 2016.

∎	Duration and yield curve positioning were positive contributors to performance but were insufficient to offset individual security selection, a detractor to performance.

∎	Use of the basis trade (that is, tactical short positions of U.S. Treasury futures) overall detracted from performance.

Municipal bond returns were modestly positive and underperformed other fixed income asset classes and equities in 2016.

Municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, returned 0.25% during 2016, underperforming fixed-income asset classes such as corporates; Treasuries; mortgages; and stock indexes, such as the S&P 500 Index.3 Municipals did well in the first half of the year, bolstered by rallies in credit and the intermediate and longer-end of the yield curve. Supply and demand technical factors, which had been supportive of the market, turned sharply negative in the third quarter. In the fourth quarter, municipal mutual fund flows turned negative (reversing a trend of 54 weeks of positive flows) and municipal bond supply increased. Deteriorating technicals, along with the expectation of an expansionary fiscal policy and lower tax rates under the new administration, drove market volatility; credit spreads widened and the yield curve steepened as municipal yields rose.

Credit and security selection were the key to Fund’s underperformance.

The Fund’s credit allocation to overweight lower-rated investment-grade bonds, which outperformed high-grade paper, was initially positive. However, the Fund’s BB-rated and nonrated categories underperformed in the second half of the year which more than offset the earlier positive position.

Security selection, often the largest contributor of performance, negatively affected performance in 2016. Rigorous credit analysis by our research team sought to identify credits that could benefit the Fund by recognizing opportunities and avoiding pitfalls. Relative-value trading also sought to enhance performance as we optimized buys and sells in certain issuers. Exposure to First Energy, Virgin Islands Public Finance Authority, Metropolitan Pier & Exposition Authority, and the Chicago Board of Education hurt performance. Our basis trade, used to hedge some longer-dated bonds and manage duration, was a net detractor from performance. The largest single contributor to performance was a trade executed in the first half of the year which exploited the disconnect between corporate high-yield and municipal high-yield bonds. Also contributing to performance were the following bonds: New York MTA; Wyandotte County, Kansas; Cleveland County, Oklahoma Education Facilities Authority; and Metropolitan Pier 0’s of 2030.

The Fund’s duration position aided performance. As the rally continued and credit spreads contracted in the first two quarters, we sold into strength and moved duration shorter than the benchmark. Treasury futures were used as a duration management tool to meet our duration target without foregoing the income associated with being more fully invested. During the market sell-off in the second half of the year, we were net buyers; this brought duration slightly long to the benchmark in anticipation of possible strong market technicals in early 2017. Meanwhile, the Fund’s yield-curve positioning was suboptimal in the first half of the year since it was underweight the long-end of the yield-curve, but this underweight aided performance later in the year.

We believe municipal market performance could be modest in 2017.

We believe municipal returns to be in the low single-digit area with income driving performance as interest rates rise. Tax reform and an expansionary fiscal policy may result in increased economic growth and higher inflation, though longer-term growth may be potentially muted by a more protectionist stance. We believe the Federal Reserve may raise the federal funds rate two or three times in 2017, and there is a low probability of any change to the tax preference of municipal bonds. Changes to individual tax rates are likely, but we do not anticipate any notable impact on municipal yields given historical precedent: municipal bond supply and general direction of interest rates are the key drivers of yields. Corporate tax reform may have some impact on our market since approximately 25% of all municipal bonds are held by banks and insurance companies. If corporate tax rates are lowered, there may be less appetite among companies to add exposure since the tax-adjusted yields would decrease.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	5

While improvements in the economy have been supportive of lower-rated municipal debt, we see fewer opportunities going forward. We continue to favor BBB-rated and A-rated credits, but rich valuations will temper the selection process. We expect that a higher degree of security selection will be necessary in the coming year, as compared to 2016.

In our view, opportunities in municipals remain solid. We will continue to manage interest-rate and credit risk, and position the Fund along the yield curve in a barbell manner that includes bonds with maturities in steeper parts of the yield curve, and tap our experienced research team to uncover municipal bonds with strong relative values from among the many municipal bond issuers.

Credit quality as of December 31, 2016[4]

Effective maturity distribution as of December 31, 2016[5]

Please see footnotes on page 3.

6	Wells Fargo Managed Account CoreBuilder Shares – Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2016	Ending account value 12-31-2016	Expenses paid during the period¹		Annualized net expense ratio
Actual	$1,000.00	$957.99	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	$0.00	*	0.00	%*

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—December 31, 2016	Wells Fargo Managed Account CoreBuilder Shares – Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.51%

Alabama: 1.26%
Alabama Federal Aid Highway Finance Authority Series A (Tax Revenue)	5.00%	9-1-2035	$3,250,000	$3,768,245
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	1,500,000	1,429,335
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	915,786
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	670,000	697,798

				6,811,164

Alaska: 0.41%
Alaska International Airport Series B (Airport Revenue)	5.00	10-1-2035	2,000,000	2,211,680

Arizona: 3.37%
City of San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,329,552
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	650,000	674,453
Maricopa County AZ IDA Horizon Community Learning Center Project (Education Revenue)	5.00	7-1-2035	3,000,000	3,072,960
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	2,000,000	1,829,500
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	535,305
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	315,000	339,104
Pima County AZ IDA Educational Facility Charter School Project Series R (Education Revenue)	2.88	7-1-2021	1,000,000	979,270
Pima County AZ IDA Educational Facility Desert Heights Charter School (Education Revenue)	7.00	5-1-2034	1,000,000	1,072,620
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,004,870
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,218,885
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	5.00	7-1-2025	830,000	830,000
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.00	7-1-2035	1,025,000	1,031,099
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.13	7-1-2045	1,000,000	1,000,980
Salt Verde Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,315,923
Verrado AZ Community Facilities District #1 (GO Revenue) 144A	5.00	7-15-2022	500,000	522,625
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue)	4.63	3-1-2022	390,000	400,620

				18,157,766

California: 3.82%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,094,230
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,096,800
California PCFA Water Furnishing Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,004,970
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.90	8-1-2027	5,965,000	5,965,000
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	277,058
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	425,000	436,624
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	595,574
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	114,445

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Various Purposes (GO Revenue)	6.00%	4-1-2038	$200,000	$218,296
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2022	500,000	510,950
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2023	500,000	510,895
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	500,000	298,255
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	130,000	82,995
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	70,000	37,758
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	3,920,204
Hawthorne CA School District CAB Series C (GO Revenue, National Insured) ¤	0.00	11-1-2025	100,000	74,075
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	564,230
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	253,030
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	450,000	517,820
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	167,993
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	576,780
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,145,870
University of California Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,125,730

				20,589,582

Colorado: 2.19%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	225,548
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	282,525
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	295,667
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	1,500,000	1,366,920
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	565,675
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,113,640
Colorado Health Facilities Authority Catholic Health Initiative Series 2009A (Health Revenue)	5.00	7-1-2039	4,000,000	4,100,120
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Industrial Development Revenue)	5.00	12-1-2033	2,500,000	2,705,100
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	1,000,000	1,139,410

				11,794,605

Connecticut: 0.15%
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	519,134
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	314,402

				833,536

Delaware: 0.28%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,496,115

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016	Wells Fargo Managed Account CoreBuilder Shares – Series M	9

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia: 0.62%
District of Columbia Association of American Medical Colleges Series A (Miscellaneous Revenue)	5.00%	10-1-2024	$270,000	$311,464
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	50,000	53,517
District of Columbia University Bonds Series 2009C (Education Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.73	4-1-2042	3,000,000	3,000,000

				3,364,981

Florida: 2.05%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	544,925
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,144,840
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	247,575
Miami-Dade County FL IDA Aspira Florida Project Series 2016A (Education Revenue) 144A	5.75	11-1-2036	2,000,000	1,960,440
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A (Education Revenue) 144A	5.75	9-15-2035	1,500,000	1,479,570
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,453,480
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,180,760
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,022,340

				11,033,930

Georgia: 0.15%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	54,046
Washington & Wilkes Counties GA Payroll Development Authority Sub Series C (Health Revenue) ¤	0.00	12-1-2021	815,000	732,652

				786,698

Guam: 1.07%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	387,860
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,105,420
Guam Government Obligation Revenue Series A (Tax Revenue)	5.00	12-1-2020	2,250,000	2,461,793
Guam Government Waterworks Authority Water & Wastewater System Project Series 2010 (Water & Sewer Revenue)	5.00	7-1-2019	75,000	80,333
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2021	550,000	607,613
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	558,160
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	546,645

				5,747,824

Idaho: 0.35%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	108,646
Idaho Housing & Finance Association Idaho Arts Charter School Series A (Education Revenue) 144A	5.00	12-1-2036	1,000,000	1,034,140
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	510,660
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	255,573

				1,909,019

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 20.31%
Bureau County IL Township High School District #502 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	6.25%	12-1-2033	$750,000	$914,355
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	4,380,000	3,579,161
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	3,250,000	2,524,860
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	195,000	205,826
Chicago IL Board of Education Series A (GO Revenue)	5.00	1-1-2020	1,000,000	998,400
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	250,000	255,058
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2021	2,555,000	2,738,679
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	1,000,000	820,260
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2022	375,000	382,290
Chicago IL CAB Series A (GO Revenue, National Insured)	5.59	1-1-2023	950,000	953,040
Chicago IL City Colleges Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2031	800,000	397,920
Chicago IL Emergency Telephone System Project (GO Revenue, National Insured)	5.50	1-1-2023	555,000	594,361
Chicago IL Library Project Series D (GO Revenue)	5.00	1-1-2021	440,000	438,926
Chicago IL Modern Schools Across Chicago Program Series A (GO Revenue)	4.00	12-1-2018	445,000	443,696
Chicago IL Motor Fuel Tax (Tax Revenue)	5.00	1-1-2019	250,000	258,958
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2035	2,350,000	2,478,475
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,101,180
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,686,480
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,107,700
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2030	1,000,000	1,103,600
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2031	1,000,000	1,099,570
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2032	1,225,000	1,341,081
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2035	1,000,000	1,079,690
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A (GO Revenue)	5.00	11-15-2028	1,655,000	1,855,934
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E (GO Revenue)	5.00	11-15-2029	1,735,000	1,936,260
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2031	4,525,000	4,743,784
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2032	850,000	888,174
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2033	2,785,000	2,898,600
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	1,775,000	1,830,327
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,250,000	2,371,275
Chicago IL Series A (GO Revenue)	4.00	1-1-2020	590,000	576,943
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	845,000	842,955
Chicago IL Series A (GO Revenue)	5.25	1-1-2026	550,000	547,272
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2018	735,000	744,893
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,300,000	1,247,077
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2021	610,000	487,109
Chicago IL Series C (GO Revenue)	4.00	1-1-2021	750,000	723,098
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	1,000,000	1,027,920
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2012 (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,078,760
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014 (Water & Sewer Revenue)	5.00	1-1-2025	400,000	444,056
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004 (Water & Sewer Revenue)	5.00	11-1-2027	2,250,000	2,516,760
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012 (Water & Sewer Revenue)	4.00	11-1-2020	625,000	654,931

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016	Wells Fargo Managed Account CoreBuilder Shares – Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012 (Water & Sewer Revenue)	5.00%	11-1-2030	$1,000,000	$1,080,160
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	675,000	455,645
Cook County IL School District #159 CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2023	615,000	457,726
Cook County IL Series A (GO Revenue)	5.00	11-15-2020	600,000	654,480
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	2,940,000	3,214,126
Illinois (GO Revenue)	5.00	2-1-2021	3,000,000	3,128,550
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	300,000	311,940
Illinois (GO Revenue)	5.00	5-1-2025	870,000	891,794
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	1,130,000	1,203,405
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,311,913
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,018,580
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	218,644
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	25,000	25,048
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	505,000	514,019
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	546,535
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	439,636
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2046	1,000,000	1,069,550
Illinois Series A (GO Revenue)	4.00	9-1-2019	600,000	604,854
Illinois Series A (Tax Revenue)	4.00	1-1-2029	1,000,000	903,830
Illinois Series A (Tax Revenue)	5.00	6-1-2019	465,000	482,089
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	1,905,000	2,035,988
Illinois Series A (Tax Revenue)	5.00	1-1-2027	2,000,000	2,009,660
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	1,285,000	999,936
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,753,925
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,643,175
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,098,960
Kane, Cook & DuPage Counties IL Series A (GO Revenue)	5.00	1-1-2034	1,000,000	1,077,640
Kane, Cook & DuPage Counties IL Series D (GO Revenue)	5.00	1-1-2034	1,700,000	1,831,988
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	75,000	70,555
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2019	1,135,000	1,033,179
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	960,000	505,373
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2033	3,440,000	1,588,592
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2033	14,000,000	6,315,101
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2034	2,200,000	935,308
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,284,516
Southern Illinois State University (Education Revenue)	4.00	4-1-2017	160,000	160,309
Springfield Sangamon County IL (GO Revenue)	5.00	12-1-2031	850,000	925,854
Village Bolingbrook IL (GO Revenue, AGM Insured)	5.00	1-1-2031	500,000	552,320
Will County IL Community High School District #210 Lincoln-Way Series 2009 (GO Revenue)	4.00	1-1-2017	1,005,000	1,005,010

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue, AGM Insured)	5.00%	1-1-2027	$4,000,000	$4,331,320
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	959,370
Will County IL Lincoln-Way Community High School District #210 Series B (GO Revenue) ¤	0.00	1-1-2033	1,590,000	623,137
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	145,000	143,285
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	110,000	108,350
Winnebago County IL Series A (GO Revenue, AGM Insured)	4.00	12-30-2025	1,000,000	1,053,350

				109,498,419

Indiana: 4.09%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	997,760
Indiana Finance Authority Environmental Facilities Series 2016A (Industrial Development Revenue)	3.13	12-1-2024	3,125,000	3,082,250
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,023,950
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	682,646
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,473,095
Indiana Health & Educational Facility Financing Authority Series 2006B (Health Revenue) ±	1.75	11-15-2031	7,000,000	6,791,890
Indianapolis IN Local Public Improvement Series 2015E (Miscellaneous Revenue)	5.00	1-1-2035	2,675,000	3,044,578
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.48	12-1-2044	5,000,000	4,948,550

				22,044,719

Iowa: 0.19%
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2020	500,000	522,555
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2021	500,000	523,565

				1,046,120

Kansas: 1.15%
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	19,680,000	6,205,301

Kentucky: 0.76%
Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2037	1,000,000	1,043,090
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	789,404
Paducah KY Electric Plan (Utilities Revenue, AGM Insured)	5.00	10-1-2033	2,000,000	2,253,020

				4,085,514

Louisiana: 1.30%
Louisiana Series A (GO Revenue)	5.00	8-1-2026	1,000,000	1,161,340
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	539,035
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,132,510

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016	Wells Fargo Managed Account CoreBuilder Shares – Series M	13

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00%	12-1-2019	$2,000,000	$2,173,440

				7,006,325

Maine: 0.07%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	169,953
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	200,828

				370,781

Maryland: 0.49%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	129,771
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	5.75	8-1-2033	1,000,000	1,012,760
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	7.00	8-1-2046	1,500,000	1,518,045

				2,660,576

Massachusetts: 0.34%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	117,658
Massachusetts School Building Authority Series A (Tax Revenue)	5.00	11-15-2034	1,470,000	1,702,510

				1,820,168

Michigan: 5.28%
Detroit MI Distributable State Aid Project (GO Revenue)	4.25	11-1-2021	770,000	797,243
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	808,601
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C (Water & Sewer Revenue)	5.00	7-1-2036	3,560,000	3,874,384
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue)	4.00	7-1-2032	4,000,000	4,025,200
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	4,000,000	4,031,520
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,437,440
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,114,640
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	115,000	91,984
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010 (Education Revenue)	6.00	6-1-2020	390,000	391,888
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	3,500,000	3,543,750
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	470,250
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,507
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	871,531
Wayne County MI Airport Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,809,342
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	900,000	930,177
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	455,524

				28,439,981

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.09%
Independence MN Charter School Lease Series A (Education Revenue)	4.25%	7-1-2026	$500,000	$472,270

Mississippi: 0.86%
Mississippi Development Bank Special Obligation Convention Center Refunding Project Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,525,617
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,119,000

				4,644,617

Missouri: 0.47%
Missouri HEFA (Health Revenue)	1.50	2-1-2018	450,000	449,609
Missouri HEFA (Health Revenue)	5.00	2-1-2021	800,000	878,072
Missouri HEFA (Health Revenue)	5.00	2-1-2022	220,000	244,119
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	190,000	189,962
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	756,038

				2,517,800

New Hampshire: 0.83%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,129,210
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2027	845,000	937,333
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	2,170,000	2,418,696

				4,485,239

New Jersey: 7.44%
City of Bayonne NJ School District (GO Revenue, AGM Insured)	5.00	7-15-2021	1,300,000	1,443,065
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,549,049
New Jersey EDA Educational Facilities Series AB (Education Revenue)	5.00	6-1-2022	1,875,000	1,975,781
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	281,238
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	300,880
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,150,000	3,223,395
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2028	5,000,000	5,096,200
New Jersey EDA School Facilities Construction Project Series PP (Miscellaneous Revenue)	5.00	6-15-2019	1,800,000	1,883,430
New Jersey EDA School Facilities Drew University Series C (Education Revenue, National Insured)	5.25	7-1-2020	2,060,000	2,256,833
New Jersey EDA Student Loan Series 1 (Education Revenue)	5.50	12-1-2021	2,900,000	3,208,676
New Jersey Educational Facilities Authority Series 2014 (Education Revenue)	5.00	6-15-2025	1,000,000	1,045,380
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,500,000	1,192,575
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,687,984
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2029	2,000,000	2,140,220
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	12-15-2022	600,000	642,528
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2045	1,500,000	1,490,940
New Jersey TTFA Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2021	7,115,000	7,896,583
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	262,058

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016	Wells Fargo Managed Account CoreBuilder Shares – Series M	15

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00%	7-15-2025	$2,355,000	$2,523,312

				40,100,127

New Mexico: 0.48%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.16	11-1-2039	2,600,000	2,584,088

New York: 7.51%
Glen Cove NY Local Economic Assistance Corporation CCAB Series B (Industrial Development Revenue) ¤	0.00	1-1-2045	3,250,000	586,333
Glen Cove NY Local Economic Assistance Corporation CCAB Series C (Industrial Development Revenue) ¤	0.00	1-1-2055	1,000,000	683,580
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	548,255
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	5,000,000	5,849,450
Monroe County NY IDAG Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	549,060
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	150,000	162,494
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	534,565
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.99	4-1-2017	25,000	25,000
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	1,000,000	1,136,560
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.93	3-1-2034	6,500,000	6,500,000
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2026	3,000,000	3,093,900
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	3,485,000	3,483,606
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,059,500
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	1,500,000	1,617,795
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	798,953
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	1,000,000	1,003,370
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2019	875,000	856,581
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	550,780
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,017,130
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	400,044

				40,456,956

North Carolina: 0.37%
Charlotte-Mecklenburg NC Hospital Authority Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.69	1-15-2038	1,980,000	1,980,000

Ohio: 2.71%
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	1.13	5-1-2038	3,000,000	2,973,720
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	649,853
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	2,000,000	1,998,340
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	1,500,000	626,985

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75%	12-1-2023	$3,000,000	$1,255,410
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,175,980
Ohio Private Activity Bond Series A (Industrial Development Revenue, AGM Insured)	5.00	12-31-2029	2,070,000	2,303,020
Ohio Water Development Authority Pollution Control Series A (Industrial Development Revenue) ±	3.75	7-1-2033	6,000,000	2,508,180
Toledo OH Enterprise Bond Series 2-A (Industrial Development Revenue)	5.50	12-1-2019	110,000	114,520

				14,606,008

Oklahoma: 0.41%
Garfield County OK Educational Facilities Authority Enid Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,895,000	2,197,177

Oregon: 0.14%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	565,600
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	196,348

				761,948

Pennsylvania: 9.34%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	540,000	555,325
Allegheny County PA Series C-72 (GO Revenue)	5.25	12-1-2032	1,000,000	1,152,440
Beaver County PA IDA Pollution Control First Nuclear General Project Series A (Utilities Revenue) ±	2.70	4-1-2035	1,500,000	628,590
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.23	11-1-2039	2,000,000	2,015,500
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	333,778
Commonwealth Financing Authority Pennsylvania Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	500,000	578,275
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	35,000	35,113
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,661,100
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	713,480
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	829,016
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	5,000,000	5,290,600
Pennsylvania Turnpike Commission CCAB Sub Series E (Transportation Revenue) ±	0.00	12-1-2038	1,000,000	1,172,660
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	2,000,000	2,023,580
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,129,180
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	265,000	272,462
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2025	1,995,000	2,281,382
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	85,000	84,992
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	450,995
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	190,000	200,908
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2026	1,420,000	1,684,063
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	280,000	301,731
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,000,000	1,131,010

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016	Wells Fargo Managed Account CoreBuilder Shares – Series M	17

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA School District Series C (GO Revenue)	5.00%	9-1-2020	$250,000	$270,520
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,350,000	1,443,582
Philadelphia Pa School District Series F (GO Revenue)	5.00	9-1-2030	1,000,000	1,091,220
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2036	3,000,000	3,188,940
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2037	1,000,000	1,058,900
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2025	1,905,000	2,210,505
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,293,724
Reading PA Water Authority Series 2011 (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,400,013
State Public School Building Authority Harrisburg School District Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2023	1,710,000	1,957,830
State Public School Building Authority Series 2016A (Miscellaneous Revenue)	5.00	6-1-2036	4,715,000	4,998,654
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	7,000,000	6,926,360

				50,366,428

South Carolina: 0.84%
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,066,830
South Carolina Public Service Authority Series C (Miscellaneous Revenue)	5.00	12-1-2030	3,010,000	3,437,059

				4,503,889

Tennessee: 1.21%
Bristol TN Industrial Development Board Sales Tax Pinnacle Project Series A (Tax Revenue) 144A	5.13	12-1-2042	2,500,000	2,231,175
Bristol TN Industrial Development Board Sales Tax Series B CAB (Tax Revenue) 144A¤	0.00	12-1-2031	3,000,000	1,195,980
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1 (Health Revenue) ±	1.55	11-15-2030	3,000,000	2,935,680
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	158,367

				6,521,202

Texas: 8.12%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,261,813
Arlington TX Permanent Import (GO Revenue)	5.00	8-15-2023	2,940,000	3,459,527
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,693,600
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.50	8-15-2035	2,000,000	1,997,540
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	1,000,000	1,011,440
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,825,000	1,771,966
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	175,000	175,557
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	55,000	55,366
New Hope Cultural Educational Facilities Finance Corporation Series A (Education Revenue) 144A	5.00	8-15-2026	500,000	506,765
North Texas Tollway Authority System Series A (Transportation Revenue)	5.00	1-1-2023	3,500,000	4,027,030
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	383,691
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,000,000	2,017,020
Port Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	2,190,000	2,413,599
San Antonio TX Independent School District (GO Revenue) ±	2.00	8-1-2044	965,000	969,005
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	0.92	11-15-2029	5,605,000	5,605,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.01%	7-1-2021	$4,215,000	$4,215,000
Texas Municipal Gas Acquisition & Supply Corporation Subordinated Lien Series C (Utilities Revenue) ±	2.02	12-15-2026	5,000,000	4,514,400
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	250,000	290,858
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue) ##	7.00	12-31-2038	1,300,000	1,477,658
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	357,918
Texas Transportation Commission Highway (Miscellaneous Revenue)	5.00	4-1-2028	2,605,000	3,116,726
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	863,408
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	573,045

				43,757,932

Vermont: 0.77%
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2018	280,000	293,353
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	107,212
Vermont Student Assistance Corporation Series B Class A-2 (Education Revenue) ±	3.94	12-3-2035	500,000	526,930
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.62	6-2-2042	3,266,204	3,251,179

				4,178,674

Virgin Islands: 1.28%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tobacco Revenue)	5.00	10-1-2025	2,500,000	2,123,900
Virgin Islands PFA Series A (Tax Revenue) 144A	5.00	10-1-2032	5,750,000	4,772,788

				6,896,688

Washington: 4.61%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue) %%	5.00	12-1-2035	5,500,000	6,020,740
King County WA Public Hospital District Series 2016 (GO Revenue) %%	5.00	12-1-2036	1,475,000	1,609,579
Tacoma WA Solid Waste Series B (Resource Recovery Revenue)	5.00	12-1-2026	1,135,000	1,351,581
Washington HCFR Catholic Health Initiatives Series A (Health Revenue)	5.00	1-1-2029	1,300,000	1,472,991
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.73	1-1-2035	5,000,000	4,979,150
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	2.12	1-1-2035	3,000,000	2,999,460
Washington State Series D (GO Revenue)	5.00	2-1-2037	5,620,000	6,411,970

				24,845,471

Wisconsin: 2.33%
Wisconsin PFA Airport Facilities Series C (Airport Revenue)	5.00	7-1-2042	2,585,000	2,677,698
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,099,510
Wisconsin PFA Lease Development KU Campus Development Project (Education Revenue)	5.00	3-1-2046	4,500,000	4,958,505
Wisconsin PFA Pine Lake Preparatory (Education Revenue) 144A	4.95	3-1-2030	1,270,000	1,287,805
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,115,000	1,069,965
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	4.38	7-1-2025	535,000	526,055

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2016	Wells Fargo Managed Account CoreBuilder Shares – Series M	19

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	5.38%	7-1-2035	$1,000,000	$965,910

				12,585,448

Total Municipal Obligations (Cost $546,857,390)				536,376,766

	Yield		Shares
Short-Term Investments: 1.47%

Investment Companies: 1.22%
Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)	0.67		6,601,672	6,605,633

		Maturity date	Principal
U.S. Treasury Securities: 0.25%
U.S. Treasury Bill (z)	0.15	3-16-2017	$1,325,000	1,323,675

Total Short-Term Investments (Cost $7,928,688)				7,929,308

Total investments in securities (Cost $554,786,078) *	100.98%	544,306,074
Other assets and liabilities, net	(0.98)	(5,258,895)

Total net assets	100.00%	$539,047,179

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $554,786,077 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,708,404
Gross unrealized losses	(17,188,407)

Net unrealized losses	$(10,480,003)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of assets and liabilities—December 31, 2016

Assets
Investments
In unaffiliated securities, at value (cost $548,181,009)	$537,700,441
In affiliated securities, at value (cost $6,605,069)	6,605,633

Total investments, at value (cost $554,786,078)	544,306,074
Receivable for investments sold	1,079,980
Receivable for Fund shares sold	2,471,753
Receivable for interest	6,170,046

Total assets	554,027,853

Liabilities
Dividends payable	1,637,306
Payable for investments purchased	10,033,271
Payable for Fund shares redeemed	3,310,097

Total liabilities	14,980,674

Total net assets	$539,047,179

NET ASSETS CONSIST OF
Paid-in capital	$550,558,588
Overdistributed net investment income	(74)
Accumulated net realized losses on investments	(1,031,331)
Net unrealized losses on investments	(10,480,004)

Total net assets	$539,047,179

COMPUTATION OF NET ASSET VALUE
Net assets	$539,047,179
Shares outstanding[1]	46,846,633
Net asset value per share	$11.51

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended December 31, 2016	Wells Fargo Managed Account CoreBuilder Shares – Series M	21

Investment income
Interest	$14,551,625
Dividends	79,798
Income from affiliated securities	18,825

Total investment income	14,650,248

Expenses
Custody and accounting fees	30,716
Professional fees	47,229
Registration fees	69,228
Shareholder report expenses	18,961
Trustees’ fees and expenses	19,515
Other fees and expenses	10,291

Total expenses	195,940
Less: Fee waivers and/or expense reimbursements	(195,940)

Net expenses	0

Net investment income	14,650,248

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,792,356
Affiliated securities	2,066
Futures transactions	(2,509,856)

Net realized losses on investments	(715,434)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(22,117,481)
Affiliated securities	564
Futures transactions	(264,701)

Net change in unrealized gains (losses) on investments	(22,381,618)

Net realized and unrealized gains (losses) on investments	(23,097,052)

Net decrease in net assets resulting from operations	$(8,446,804)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of changes in net assets

	Year ended December 31, 2016		Year ended December 31, 2015

Operations
Net investment income		$14,650,248		$10,164,627
Net realized losses on investments		(715,434)		(340,359)
Net change in unrealized gains (losses) on investments		(22,381,618)		3,876,087

Net increase (decrease) in net assets resulting from operations		(8,446,804)		13,700,355

Distributions to shareholders from net investment income		(14,649,787)		(10,162,044)

Capital share transactions	Shares		Shares
Proceeds from shares sold	25,355,522	304,732,701	16,297,884	192,388,203
Payment for shares redeemed	(8,725,514)	(103,998,208)	(4,853,267)	(57,133,399)

Net increase in net assets resulting from capital share transactions		200,734,493		135,254,804

Total increase in net assets		177,637,902		138,793,115

Net assets
Beginning of period		361,409,277		222,616,162

End of period		$539,047,179		$361,409,277

Overdistributed net investment income		$(74)		$(535)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Managed Account CoreBuilder Shares – Series M	23

(For a share outstanding throughout each period)

	Year ended December 31
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.96	$11.86	$10.99	$11.61	$10.93
Net investment income	0.37	0.41	0.44	0.44	0.44
Net realized and unrealized gains (losses) on investments	(0.45)	0.10	1.00	(0.60)	0.93

Total from investment operations	(0.08)	0.51	1.44	(0.16)	1.37
Distributions to shareholders from
Net investment income	(0.37)	(0.41)	(0.44)	(0.43)	(0.44)
Net realized gains	0.00	0.00	(0.13)	(0.03)	(0.25)

Total distributions to shareholders	(0.37)	(0.41)	(0.57)	(0.46)	(0.69)
Net asset value, end of period	$11.51	$11.96	$11.86	$10.99	$11.61
Total return	(0.75)%	4.38%	13.27%	(1.37)%	12.81%
Ratios to average net assets (annualized)
Gross expenses	0.04%	0.07%	0.10%	0.08%	0.24%
Net expenses	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]
Net investment income	3.05%	3.45%	3.66%	3.94%	3.76%
Supplemental data
Portfolio turnover rate	15%	21%	37%	56%	57%
Net assets, end of period (000s omitted)	$539,047	$361,409	$222,616	$104,914	$49,911

[1]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares – Series M	25

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2016, the Fund had capital loss carryforwards which consist of $845,380 in long-term capital losses.

As of December 31, 2016, the Fund had current year net deferred post-October capital losses consisting of $185,952 in short-term losses which will be recognized on the first day of the following fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$536,376,766	$0	$536,376,766

Short-term investments
Investment companies	6,605,633	0	0	6,605,633
U.S. Treasury securities	1,323,675	0	0	1,323,675
Total assets	$7,929,308	$536,376,766	$0	$544,306,074

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

During the year ended December 31, 2016, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $3,047 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2016 were $299,861,408 and $63,584,531, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the Fund.

As of December 31, 2016, the Fund did not have any open futures contracts. The Fund had an average notional amount of $35,706,462 in short futures contracts during the year ended December 31, 2016.

The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares – Series M	27

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the year ended December 31, 2016, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2016 and December 31, 2015 were as follows:

	Year ended December 31
	2016	2015
Ordinary income	$234,568	$0
Tax-exempt income	14,415,219	10,162,044

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Post-October capital losses deferred	Capital loss carryforward
$1,637,232	$(10,480,003)	$(185,952)	$(845,380)

9. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At December 31, 2016, the following shareholders held 91.63% of the outstanding shares of the Fund:

% of ownership
Charles Schwab & Company Incorporated	5.30
Morgan Stanley Smith Barney LLC	23.61
Pershing LLC	9.29
UBS Financial Services Incorporated	53.43

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

28	Wells Fargo Managed Account CoreBuilder Shares – Series M	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares – Series M as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2017

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	29

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 98.40% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-888-877-9275, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen[3] (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managaers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-888-877-9275 or by visiting the website at wellsfargofunds.com.

[3]	Andrew Owen became President on January 1, 2017.

32	Wells Fargo Managed Account CoreBuilder Shares – Series M	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargofunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Fund. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Fund. The Fund is distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

300467 02-17 ACBM/AR130 12-16

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended December 31, 2016	Fiscal year ended December 31, 2015
Audit fees	$32,000	$31,340
Audit-related fees	—	—
Tax fees (1)	2,235	2,250
All other fees	—	—

	$34,325	$33,590

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	February 23, 2017

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 23, 2017